Cover	Apr. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2024
Entity File Number	333-169701
Entity Registrant Name	Desert Hawk Gold Corp.
Entity Central Index Key	0001168081
Entity Tax Identification Number	82-0230997
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1290 Holcomb Avenue
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	775
Local Phone Number	337-8057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false